BUSINESS COMBINATIONS (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
SCHEDULE OF PORTFOLIO COMPANY ACQUISITION

Portfolio Company	Aggregate Shares Issued		Estimated Fair Value
CCCI	15,771,515	(1)	$237,992,161
Constellation	4,757,430		71,789,619
Vanguard	455,805	(1)	6,878,093
MediGuide	2,580,000	(2)	38,932,200
AIR	2,645,346	(3)	39,918,271
Bond Street	500,000		7,545,000

(1)	This amount represents the estimated net shares issued to the sellers after deducting shares subject to the closing net indebtedness holdback.

(2)	Includes 15,000 shares of AIAI Class A common stock issued to MediGuide as reimbursement for MediGuide’s transaction expenses.

(3)	Includes an additional 145,346 shares of AIAI Class A common stock issued in exchange for AIR in addition to the shares specified in the merger agreement.

SCHEDULE OF ESTIMATED FAIR VALUE OF PURCHASE CONSIDERATION

The calculation of estimated fair value of purchase consideration for each Business Combination is as follows (in thousands):

Component	CCCI	Constellation	AIR	MediGuide	Vanguard	Total
Fair value of AIAI Class A common stock issued in exchange for Portfolio Company equity	$237,992	$71,790	$39,918	$38,706	$6,878	$395,284
Fair value of pre-combination service on outstanding equity awards (Constellation Options)	-	44,574	-	-	-	44,574
Fair Value of AIAI Class A common stock issued as reimbursement of seller transaction costs	-	-	-	226		226
Contingent consideration liability, payable in AIAI Class A common stock					20,627	20,627
Total purchase consideration	$237,992	$116,364	$39,918	$38,932	$27,505	$460,711

SCHEDULE OF PRELIMINARY ALLOCATION OF ESTIMATED PURCHASE CONSIDERATION TO IDENTIFIABLE TANGIBLE AND INTANGIBLE ASSETS ACQUIRED AND LIABILITIES ASSUMED

The following table sets forth the preliminary allocation of the estimated fair value of purchase consideration for each Business Combination to the identifiable tangible and intangible assets acquired and liabilities assumed, based on their estimated values as of the Closing Date, measured in accordance with ASC 805, Business Combinations (in thousands):

	CCCI	Constellation	AIR	MediGuide	Vanguard	Total(1)
ASSETS
Cash and cash equivalents	$12,204	$598	$4	$536	$44	$13,386
Accounts receivable	21,664	130	-	1,226	6,277	29,297
Contract assets	24,290	-	-	-	-	24,290
Due from related parties - current	-	3,290	-	-	-	3,290
Inventory	-	869	-	-	-	869
Digital assets	-	1,530	-	-	-	1,530
Restricted digital assets	-	568	-	-	-	568
Prepaid expenses and other current assets	591	22	33	2,622	-	3,268
Property and equipment	31,398	35	-	19	-	31,452
Operating lease right-of-use assets	830	-	-	-	-	830
Finance lease right-of-use assets	3,953	-	-	-	-	3,953
Intangible assets	80,927	17,508	35,753	23,919	22,710	180,817
Other non-current assets	-	4,556	-	4	-	4,560
Total assets	$175,857	$29,106	$35,790	$28,326	$29,031	$298,110
LIABILITIES
Accounts payable	$39,408	$658	-	$658	$4,371	$45,095
Accrued expenses and other current liabilities	2,396	3,057	834	958	172	7,417
Contract liabilities	8,254	-	-	-	-	8,254
Short-term debt	-	-	-	-	2,481	2,481
Due to related parties	-	-	2,594	-	283	2,877
Current portion of long-term debt	7,708	-	-	1,791	-	9,499
Operating lease obligation - current maturities	207	-	-	-	-	207
Finance lease obligation - current maturities	2,466	-	-	-	-	2,466
Deferred revenue	-	629	-	1,671	-	2,300
Long-term debt	20,138	-	-	-	-	20,138
Operating lease obligation	623	-	-	-	-	623
Finance lease obligation	1,487	-	-	-	-	1,487
Other long-term liabilities	23,467	-	6,643	3,457	4,791	38,358
Total liabilities	$106,154	$4,344	$10,071	$8,535	$12,098	$141,202
Identifiable net assets acquired	69,703	24,762	25,719	19,791	16,933	156,908
Goodwill	168,289	91,602	14,199	19,141	10,572	303,803
Purchase consideration	$237,992	$116,364	$39,918	$38,932	$27,505	$460,711

(1)	Excludes acquired assets and liabilities associated with Bond Street, which was acquired in a transaction under common control with AIAI, as discussed above.

SCHEDULE OF INITIAL CARRYING VALUES OF NET ASSETS RECOGNIZED

Assets acquired
Cash and cash equivalents	$82
Accounts receivable	375
Inventory	354
Prepaid expenses and other current assets	9
Property and equipment, net	14
Goodwill	1,403
Total assets acquired	$2,237
Less: liabilities assumed
Accounts payable	$224
Accrued expenses and other current liabilities	70
Deferred revenue	29
Long-term debt	48
Net assets acquired	$1,866

SCHEDULE OF PRO FORMA REVENUES AND NET INCOME

The following tables present pro forma revenues and net income as though the Acquisitions had occurred on January 1, 2025 (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Pro forma revenues	$61,469	$70,063	$124,451	$137,621
Pro forma net loss	(58,647)	(23,000)	(89,695)	(42,543)

SCHEDULE OF PRELIMINARY FAIR VALUES AND ESTIMATED USEFUL LIVES OF IDENTIFIABLE INTANGIBLE ASSETS ACQUIRED

The following table summarizes the preliminary fair values and estimated useful lives of identifiable intangible assets acquired (in thousands):

	Useful Life (years)	CCCI	Constellation	AIR	MediGuide	Vanguard	Total
Intangible assets:
Customer relationships	14-25	$65,539	$1,297	$-	$17,875	$-	$84,711
Customer backlog	1	2,135	-	-	-	-	2,135
Trademarks and domain names	6 - 7	13,253	1,528	-	3,494	4,345	22,620
Partner relationships	13	-	-	-	-	17,671	17,671
Software	3 - 7	-	14,683	-	2,550	694	17,927
Acquired technology	5	-	-	35,753	-	-	35,753
Total acquired intangible assets		$80,927	$17,508	$35,753	$23,919	$22,710	$180,817